Real Estate Investments - Schedule of Realized Gain Loss on Investments (Detail) (USD $)	0 Months Ended		0 Months Ended			0 Months Ended	9 Months Ended
	Apr. 21, 2014	Sep. 30, 2014 Cherry Creek [Member]	Jan. 02, 2014 Predecessor [Member]	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Jan. 02, 2014 Predecessor [Member] Cherry Creek [Member]	Sep. 30, 2014 Predecessor [Member] Cherry Creek [Member]
Business Acquisition [Line Items]
Fair value of assets and liabilities acquired		$ 56,833,436		$ 71,313,835			$ 56,833,436
Less existing mortgage in Cherry Creek						(36,000,000)	(36,000,000)
Fair value of assets and liabilities acquired, after mortgage							20,833,436
Less cash paid to seller	(19,400,000)		(12,000,000)			(12,000,000)	(12,020,893)
Fair value of 42.3% equity interest							8,812,543
Carrying value of investment in Cherry Creek				(4,337,899)	(4,882,753)		(4,337,899)
Gain on existing 42.3% equity interest							$ 4,474,644